Note 3 - Investment Securities (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		$ 2,711,000	$ 2,543,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		4	2
Percentage of Unrealized Losses		100.00%	98.00%
Available-for-sale Securities, Amortized Cost Basis		46,612,000	50,600,000
Available-for-sale Securities, Fair Value Disclosure		44,849,000	48,958,000
Available-for-sale Securities Pledged as Collateral		233,567,000
Principal and Interest, Percent		100.00%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	176,000		176,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities			(1,093,000)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate			50.00%
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax		0	307,000
Investment Securities [Member]
Available-for-sale Securities, Amortized Cost Basis			1,599,000
Available-for-sale Securities, Fair Value Disclosure			1,625,000
Fixed Income Investments [Member]
Available-for-sale Securities, Amortized Cost Basis			1,800,000
Available-for-sale Securities, Fair Value Disclosure			876,000
Payment in Kind (PIK) Note [Member]
Available-for-sale Securities, Amortized Cost Basis			1,700,000
Available-for-sale Securities, Fair Value Disclosure			25,000
Securities Pledged as Collateral [Member]
Available-for-sale Securities, Amortized Cost Basis			22,790,000
Available-for-sale Securities, Fair Value Disclosure			$ 23,222,000